CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended
	Jan. 31, 2017	Jun. 30, 2017	Jun. 30, 2018
Cash flows from operating activities:
Net income (loss)		$ (6,487,784)	$ 1,304,583
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		7,503,944	7,607,374
Share-based compensation		1,247,215	712,597
Provision for bad debts		571,347	384,766
Debt origination cost amortization		17,142	463,925
Deferred taxes		1,144,902	(1,030,534)
Loss on disposals of property and equipment		46,214	104,146
Total adjustments		10,530,764	8,242,274
Changes in operating assets and liabilities:
Accounts receivable		(3,891,443)	(4,820,933)
Prepaid wires		(12,725,342)	(6,661,522)
Other prepaid expenses and assets		(337,483)	(19,292)
Wire transfer and money order payables		3,912,942	1,787,276
Accounts payable and accrued other		(2,068,748)	7,098,488
Net cash provided by (used in) operating activities		(11,067,094)	6,930,874
Cash flows from investing activities:
Purchases of property and equipment		(1,807,964)	(2,238,143)
Net cash used in acquisition		(923,654)	0
Net cash used in investing activities		(2,731,618)	(2,238,143)
Cash flows from financing activities:
Borrowings under term loan		5,000,000	0
Borrowings/(repayments) under revolving loan, net		2,000,000	0
Repayment of term loan		(2,825,017)	(2,425,000)
Debt origination costs		(199,554)	0
Net cash (used in) provided by financing activities		3,975,429	(2,425,000)
Effect of exchange rate changes on cash		440,805	(87,381)
Net increase (decrease) in cash and restricted cash		(9,382,478)	2,180,350
Cash and restricted cash, beginning of the period		44,628,247	59,795,280
Cash and restricted cash, end of the period	$ 44,628,247	35,245,769	$ 61,975,630
Predecessor Company [Member]
Cash flows from operating activities:
Net income (loss)	(3,318,421)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	381,746
Share-based compensation	2,916,324
Provision for bad debts	83,695
Debt origination cost amortization	39,298
Deferred taxes	(2,214,351)
Loss on disposals of property and equipment	13,472
Total adjustments	1,220,184
Changes in operating assets and liabilities:
Accounts receivable	3,612,332
Prepaid wires	7,848,641
Other prepaid expenses and assets	70,927
Wire transfer and money order payables	(1,884,922)
Accounts payable and accrued other	1,103,326
Net cash provided by (used in) operating activities	8,652,067
Cash flows from investing activities:
Purchases of property and equipment	(249,382)
Net cash used in acquisition	0
Net cash used in investing activities	(249,382)
Cash flows from financing activities:
Borrowings under term loan	0
Borrowings/(repayments) under revolving loan, net	(2,000,000)
Repayment of term loan	0
Debt origination costs	0
Net cash (used in) provided by financing activities	(2,000,000)
Effect of exchange rate changes on cash	(15,196)
Net increase (decrease) in cash and restricted cash	6,387,489
Cash and restricted cash, beginning of the period	38,240,758	$ 44,628,247
Cash and restricted cash, end of the period	$ 44,628,247